Investment Objectives and Goals - Sprott Gold Equity Fund	Jun. 25, 2025
Institutional
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Sprott Gold Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Sprott Gold Equity Fund’s (the “Fund”) investment objective is long-term capital appreciation.
Investor
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Sprott Gold Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Sprott Gold Equity Fund’s (the “Fund”) investment objective is long-term capital appreciation.